General Information - Additional Information (Detail)	9 Months Ended
Sep. 30, 2019 Subsidiary
Disclosure Of General Information About Financial Statements [abstract]
Description of nature of entity's operations	Clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat cancer
Name of reporting entity	NuCana plc
Domicile of entity	United Kingdom
Country of incorporation	England and Wales
Number of subsidiaries	2
Name of subsidiary	NuCana, Inc. and NuCana BioMed Trustee Company Limited.